Share Capital - Summary of Share Capital (Detail) $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [abstract]
Number of shares, Authorized : As of January 1, 2018, December 31, 2018 and 2019 of US$0.0001 each	500,000,000	500,000,000	500,000,000	500,000,000
Number of shares, Issued at nominal value: As of January 1, 2018, December 31, 2018 and 2019 of US$0.0001 each	206,500,000	206,500,000	206,500,000	206,500,000
Amount, Authorized: As of January 1, 2018, December 31, 2018 and 2019 of US$0.0001 each	¥ 340,000		¥ 0	$ 0
Amount, Issued at nominal value: As of January 1, 2018, December 31, 2018 and 2019	¥ 136,000	$ 20	¥ 136,000	$ 0